Exploration and Evaluation Assets - Detailed information about exploration and evaluation assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 2,226	$ 2,250
Additions/Acquisitions	48	46
Transfers to property, plant and equipment	(63)	(71)
Derecognitions and other	(2)	(1)
Foreign exchange adjustments	(1)	2
Ending balance	2,208	2,226
North America
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,026	2,057
Additions/Acquisitions	45	41
Transfers to property, plant and equipment	(38)	(71)
Derecognitions and other	(2)	(1)
Foreign exchange adjustments	0	0
Ending balance	2,031	2,026
North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Additions/Acquisitions	0	0
Transfers to property, plant and equipment	0	0
Derecognitions and other	0	0
Foreign exchange adjustments	0	0
Ending balance	0	0
Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	98	91
Additions/Acquisitions	3	5
Transfers to property, plant and equipment	0	0
Derecognitions and other	0	0
Foreign exchange adjustments	(1)	2
Ending balance	100	98
Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	102	102
Additions/Acquisitions	0	0
Transfers to property, plant and equipment	(25)	0
Derecognitions and other	0	0
Foreign exchange adjustments	0	0
Ending balance	$ 77	$ 102